Loans	12 Months Ended
Mar. 31, 2026
Debt Disclosure [Abstract]
Loans

Note 9. Loans

Short-term loans

Short-term loans consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Postal Saving Bank of China	1,014,787	2,480,466
Agricultural Bank of China	-	620,117
Bank of China	724,848	-
Total	$1,739,635	$3,100,583

Short-term loans as of March 31, 2026 consisted of the following:

For the fiscal year ended March 31, 2026 secured short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Postal Savings Bank of China	2026/1/7	2027/1/6	3,000,000	434,909	2.86%
Postal Savings Bank of China	2025/6/30	2026/6/29	1,800,000	260,945	2.86%
Postal Savings Bank of China	2025/7/1	2026/6/30	2,200,000	318,933	2.86%
Bank of China	2026/2/26	2027/2/25	5,000,000	724,848	3.00%
Total secured short-term bank loans as of March 31, 2026			12,000,000	$1,739,635

The loans from Postal Savings Bank of China are secured by mortgages on the buildings and land use rights of He’ nan Lingbao New Material Technology Co., Ltd. and guaranteed by Wen Enhong, Henan Tailaili Technology Co., Ltd., and Zhonghua Fu.

Short-term loans as of March 31, 2025 consisted of the following:

For the fiscal year ended March 31, 2025 secured short-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Postal Savings Bank of China	2024/7/30	2025/7/29	4,000,000	$551,215	3.40%
Postal Savings Bank of China	2024/8/27	2025/8/26	5,000,000	689,018	3.20%
Postal Savings Bank of China	2024/9/2	2025/9/1	5,000,000	689,018	3.20%
Postal Savings Bank of China	2024/9/6	2025/9/5	4,000,000	551,215	3.20%
Agricultural Bank of China	2024/6/17	2025/6/16	500,000	68,903	3.26%
Agricultural Bank of China	2024/11/25	2025/11/24	2,000,000	275,607	3.26%
Agricultural Bank of China	2025/3/19	2026/3/18	2,000,000	275,607	3.26%
Total secured short-term bank loans as of March 31, 2025			22,500,000	$3,100,583

The loans from Postal Savings Bank of China are secured by mortgages on the buildings and land use rights of He’ nan Lingbao New Material Technology Co., Ltd. and guaranteed by Wen Enhong, Henan Tailaili Technology Co., Ltd., and Zhonghua Fu.

The loans from the Agricultural Bank of China are secured by mortgages on the buildings and land use rights of He’ nan Lingbao New Material Technology Co., Ltd., with no guarantor involved.

Long-term loans

Long -term loans consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Postal Saving Bank of China	613,996	-
Total	$613,996	$-

Long-term loans as of March 31, 2026 consisted of the following:

For the fiscal year ended March 31, 2026 secured Long-term bank loans	Loan commencement date	Loan maturity date	Loan amount in RMB	Loan amount in USD	Effective interest rate
Postal Savings Bank of China	2026/3/27	2029/1/22	965,064	$139,905	2.86%
Postal Savings Bank of China	2026/1/26	2029/1/22	3,270,280	474,091	2.86%
Total secured Long-term bank loans as of March 31, 2026			4,235,344	$613,996

The loans from Postal Savings Bank of China are secured by mortgages on the buildings and land use rights of He’ nan Lingbao New Material Technology Co., Ltd. and guaranteed by Wen Enhong, Henan Tailaili Technology Co., Ltd., and Zhonghua Fu.